MyDestination 2065 Fund Performance Management - MyDestination 2065 Fund	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The Fund is new and does not have a full calendar year of performance. Once it has a full calendar year of performance, total return information will be presented. Updated performance information is available on the Trust's website at GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Performance One Year or Less [Text]	The Fund is new and does not have a full calendar year of performance.
Performance Availability Website Address [Text]	GuideStoneFunds.com
Performance Availability Phone [Text]	1-888-GS-FUNDS (1-888-473-8637)